UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20005

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/05

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): 	[ ] is a restatement.
      [ ] adds new holdings
      entries.
Institutional Investment Manager Filing this Report:

Name: 	Charter Financial Group, Inc.
Address: 	1101 14th Street, NW
		Suite 1010
		Washington, DC  20005

Form 13F File Number: 28-_05197__

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Susan H. Stewart
Title: 	Chairman & President
Phone: 	(202)289-7443

Signature, Place, and Date of Signing:

Susan H. Stewart 		Washington, DC		January 26, 2005
[Signature] 			[City, State] 				[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
















































Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total: 	33

Form 13F Information Table Value Total: 	$123927
      (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE





























FORM 13F INFORMATION TABLE
						VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER	VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	CUSIP	(X$1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
3M Corp	COM	88579y101	3470	40500	SH		SOLE		11600	0	28900
Alliant Tech Systems	COM	018804104	409	5727	SH		SOLE		5700	0	27
Altera Corporation	COM	021441100	3073	15540	SH		SOLE		23400	0	-7860
Amgen Inc.	COM	031162100	4685	80501	SH		SOLE		16300	0	64201
Avon Products Inc.	COM	54303102	3379	78700	SH		SOLE		24000	0	54700
BJ's Wholesale Club, Inc.	COM	05548J106	5434	174961	SH		SOLE		40000	0	134961
Biomet Inc.	COM	90613100	3193	87968	 SH		SOLE		20000	0	67968
C.H. Robinson Worldwide Inc.	COM	12541w100	5289	102639	SH		SOLE		17000	0	85639
Check Point Software Tech	COM	M22465104	4238	194962	SH		SOLE		40000	0	154962
Chubb Corp.	COM	171232101	5001	63088	SH		SOLE		13800	0	49288
Cisco Systems, Inc.	COM	17275R102	4365	243996	SH		SOLE		53600	0	190396
Constellation Brands Inc A	CLA	21036p108	2770	52398	SH		SOLE		20800	0	31598
EMC Corporation	COM	268648102	4515	366483	SH		SOLE		65900	0	300583
Eastman Chemical Company	COM	277432100	5356	90783	SH		SOLE		17700	0	73083
Engelhard Corp.	COM	292845104	696	23200	SH		SOLE		23200	0	0
Inamed Corp.	COM	453235103	1510	21610	SH		SOLE		4400	0	17210
IShares MSCI Pacific ex Japan	MSCI PAC J IDX	464286665	1910	21210	SH		SOLE		0	0	21210
Intl. Business Machines Corp.	COM	459200101	4999	54710	SH		SOLE		11500	0	43210
Intuit Inc.	COM	461202103	4853	110890	SH		SOLE		24000	0	86890
Invitrogen Corp.	COM	46185r100	1226	17719	SH		SOLE		0	0	17719
Johnson & Johnson	COM	478160104	5765	85843	SH		SOLE		16000	0	69843
Lehman Brothers Holdings Inc.	COM	524908100	5937	63056	SH		SOLE		14700	0	48356
M & T Bank Corp.	COM	55261f104	3010	29500	SH		SOLE		6600	0	22900
MSCI Emerging Markets Index iShares	MSCI EMERG MKT	464287234	594	2933	SH		SOLE		0	0	2933
Merrill Lynch and Co.	COM	590188108	4757	84049	SH		SOLE		19600	0	64449
Nabors Industries LTD	COM	g6359f103	5988	101261	SH		SOLE		20700	0	80561
Noble Corp.	COM	655042109	6331	112635	SH		SOLE		23400	0	89235
Polymedica Corp.	COM	731738100	1260	39694	SH		SOLE		8800	0	30894
Qualcomm Inc.	COM	747525103	6035	164778	SH		SOLE		45000	0	119778
Stryker Corp	COM	863667101	4899	109838	SH		SOLE		24000	0	85838
Target Corp.	COM	87612e106	4945	98879	SH		SOLE		20400	0	78479
Wal Mart Stores Inc.	COM	931142103	839	16745	SH		SOLE		16700	0	45
Wells Fargo Co.	COM	949746101	3196	53450	SH		SOLE		15500	0	37950